Commitments and Contingencies (Details) kr in Millions, $ in Millions	Dec. 31, 2024 DKK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 USD ($)
Commitments and Contingencies
Short term contractual obligations	kr 2,879.0		kr 3,212.0
Contingent commitments	15,433.0	$ 2,161	15,393.0	$ 2,282
Financial Guarantees
Commitments and Contingencies
Financial bank guarantees	16.0		16.0
Amount of provision recorded	0.0		0.0
Parent Company | Reportable Legal Entities
Commitments and Contingencies
Short term contractual obligations	2,867.0		3,145.0
Contingent commitments	12,304.0	$ 1,723	9,991.0	$ 1,481
Parent Company | Reportable Legal Entities | Financial Guarantees
Commitments and Contingencies
Financial bank guarantees	16.0		16.0
Amount of provision recorded	kr 0.0		kr 0.0